Share capital (Schedule of Fair Value Weighted-average Assumptions) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr
Disclosure of classes of share capital [abstract]
Expected stock price volatility	[1]	68.00%	63.00%
Risk free interest rate		0.56%	0.29%
Expected life | yr		3	3
Expected forfeiture rate		2.66%	2.34%
Expected dividend yield		0.00%	0.00%
Share-based payments included in cost of sales
Share-based payments included in general and administrative expenses		4,030	3,799
Total share-based payments		$ 4,030	$ 3,799

[1]	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.